Subsequent events (Narrative) (Details) - Subsequent Event [Member] - $ / shares	Aug. 23, 2023	Jul. 24, 2023
Subsequent Event [Line Items]
Public warrants received	5,496,433
Approximate percentage of outstanding public warrants were validly tendered and not withdrawn prior to expiration of offer	63.70%
Private warrants received	5,200,000
Warrants outstanding per share	$ 0.01503	$ 0.0167